Investment Strategy - Tweedy, Browne International Insider + Value ETF	Aug. 25, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) and pursues its investment objective by investing under normal circumstances at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of non-U.S. companies that Tweedy, Browne Company LLC (“Tweedy, Browne” or the “Adviser”) believes are undervalued, and where either the company’s “insiders” have been actively purchasing the company’s equity securities and/or the company is conducting “opportunistic share buybacks.” For the purposes of the 80% policy, the Adviser considers a company’s “insiders” to be corporate officers, such as the Chairman, Chief Executive Officer, President, Chief Financial Officer, Treasurer, and/or directors, or controlling shareholders, who would typically own 10% or more of the company's outstanding shares, and the Adviser principally intends to determine whether such insiders are “actively” purchasing a company’s equity securities at a price that is less than the Adviser’s view of such securities’ intrinsic value by reference to public reports filed under the Securities Exchange Act of 1934, or comparable publicly available information of foreign companies. The Adviser defines an “opportunistic share buyback” as a company’s publicly announced program or offer to repurchase equity securities of which it is the issuer at a price less than the Adviser’s view of such securities’ intrinsic value, or which is effective during a period in which the price the company would pay in the market for such securities is less than the Adviser’s view of such securities’ intrinsic value. Up to 20% of the Fund’s net assets may be invested in U.S. companies.

In general, the Adviser considers an insider to be “actively purchasing” his or her own company shares if an insider transaction purchase amount is deemed by the Adviser meaningful, significant, and opportunistic for the particular insider rather than cursory and routine, or required by the insider's employee compensation plan. For instance, if an insider’s purchase signals that the insider is opportunistically buying their own company’s stock with the expectation that the stock will increase in value, the Adviser is likely to deem the transaction an active purchase by that insider of the company’s securities.

While there is no minimum percentage ownership threshold that would require a company with an insider purchase transaction to be eliminated from consideration as a possible investment candidate, generally an insider transaction amount of $100,000 is considered meaningful and opportunistic (depending on the insider’s net worth). Ultimately, the determination that an insider has or has not actively purchased a company’s shares is a proprietary judgment made by the Adviser based on its investment analysis.

The Fund determines where a company is located, and thus, whether a company is considered to be located outside the United States by considering whether: (i) it is organized under the laws of or maintains its principal office in a country located outside the United States; (ii) its securities are principally traded on trading markets in countries located outside the United States; (iii) it derives at least 50% of its total revenue or profits from either goods produced or services performed or sales made in countries located outside the United States; or (iv) it has at least 50% of its assets in countries located outside the United States.

Equity securities in which the Fund will invest include common stock, preferred stock, and depositary receipts. The Adviser uses a largely quantitative, decision-rule based investment process to identify companies across a broad cross-section of market capitalizations that it believes are undervalued and where company “insiders” have been actively purchasing the company’s equity securities or where the company has announced an equity security buyback program or offer that reflects, or could be executed at, a price lower than the Adviser’s view of such securities’ intrinsic value. The Adviser’s determination that a stock is undervalued is a judgment call that is informed by the analysis of numerous investment characteristics, including: (i) the nature and context of the insider purchase transaction itself, (ii) comparisons to other publicly traded companies and other peer companies, and (iii) valuation ratios, such as price-to-earnings ratio, dividend yield, and the relationship between a company's stock price and its book value.

The investment universe from which the Adviser makes its selections consists of companies in the Europe, the United Kingdom, and Asia, among others, and may include emerging markets. The Adviser considers “emerging markets” to include countries in the MSCI Emerging Markets Index or countries that the Adviser considers to be emerging markets based on an evaluation of their level of economic development or the size and experience of their securities markets.

The Adviser may seek to reduce currency risk by hedging its foreign currency exposure back into the U.S. dollar (generally through the use of forward currency contracts), where practicable. The Fund may also invest in securities of foreign issuers either directly or through American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”), International Depositary Receipts (“IDRs”), or Non-Voting Depositary Receipts (“NVDRs”). By investing in ADRs rather than investing directly in the securities of foreign issuers, the Fund can avoid currency risks during the settlement period for purchase and sales.

The Adviser uses additional filtering criteria for investment decisions including a required minimum average daily trading volume (liquidity factor) for each security, a minimum amount of insider “free will” purchases (i.e., a stock purchase by an insider that is not required by the insider’s employee compensation plan), a qualifying proprietary multi-factor Tweedy, Browne “Value” score and/or Tweedy, Browne “Total” score, which as of April 30 , 2025, includes a total of 33 scored data items, and a market price for the security that is at or around the price paid by the insider or the prices paid by the particular company in opportunistic share buybacks. The Tweedy, Browne “Value” and “Total” scores are based on a multi-factor proprietary model that has been informed by empirical research conducted by the Adviser, as well as information and data derived from external sources.

The Adviser’s strategy seeks diversification by issue, industry, country and market capitalization, and generally targets position sizes for individual securities that, at the time of the initial investment, are no more than 3% of the Fund’s total assets. The Adviser has retained Exchange Traded Concepts, LLC (the “Sub-Adviser”), which is responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing of the Fund.

While investing in a particular sector is not a principal investment strategy of the Fund, its portfolio may be significantly invested in a sector as a result of the portfolio management decisions made pursuant to its principal investment strategy. Initially, the Fund expects to be significantly invested in the financial services sector.

The Adviser utilizes a proprietary systematic buy and sell discipline that seeks continuous refreshment of the Fund as new ideas present themselves. The Adviser’s approach includes use of a proprietary, computer-based quantitative multifactor comparison system, together with qualitative value analysis. The Adviser’s quantitative investment decision aid serves as a tool to aid in both buy and sell decisions by performing filtering and multifactor scoring of companies throughout the world in which an insider purchase transaction(s) has recently been reported. This system produces multifactor score comparisons between existing portfolio companies and prospective new investment opportunities. This comparison generally aids the Adviser in making investment purchase and sale decisions, with higher scoring stocks more likely to be bought and held, and lower scoring stocks more likely to be sold. A sell decision could be influenced by new information, both favorable and unfavorable, since the date of initial purchase by the Fund. Examples of new information include earnings reports, new insider purchase or sale transactions, a new stock buyback program, a sale of newly issued shares by a company, a large debt paydown, an increase in the dividend, a new acquisition resulting in a significant increase in the company's debt, or a proposal to acquire the company, among others.

The Fund may depart from its principal investment strategy in response to adverse market, economic, political or other conditions by taking a temporary defensive position (up to 100% of its assets) in all types of money market and short-term debt securities. If the Fund were to take a temporary defensive position, it may be unable for a time to achieve its investment objective.

Strategy Portfolio Concentration [Text]	The Fund is an actively-managed exchange-traded fund (“ETF”) and pursues its investment objective by investing under normal circumstances at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of non-U.S. companies that Tweedy, Browne Company LLC (“Tweedy, Browne” or the “Adviser”) believes are undervalued, and where either the company’s “insiders” have been actively purchasing the company’s equity securities and/or the company is conducting “opportunistic share buybacks.”